Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income		$ 970,946	$ 896,672	$ 873,790
Statutory tax rate in Israel		24.00%	25.00%	26.50%
Effect of "Preferred Enterprise" status	[1]	(11.00%)	(5.00%)	(7.00%)
Decrease in US deferred tax due to US tax rate change		4.00%
Others, net			(1.00%)	2.00%
Effective tax rate		17.00%	19.00%	21.50%

[1]	Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.68 $ 0.26 $ 0.31 Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.66 $ 0.26 $ 0.30